Other Assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Other Assets [Abstract]
Other current assets	$ 242	$ 220	$ 191
Other non-current assets	33	$ 42	27
Total other assets	$ 275		$ 218